Accrued charter revenue, current and non-current-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ (6,346)	$ 288
Accrued charter revenue	9,306	5,100
Accrued charter revenue, non-current	6,702	13,422
Charter revenue resulting from varying charter rates	$ 22,354	$ 18,234